Taxation - Unused tax losses and tax credits (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Taxation
Provision for potential tax liability		€ 312	€ 314
Losses for which a deferred tax asset is recognised	€ 76,046	78,113
Losses for which no deferred tax is recognised	53,999	56,483
Total unused tax losses or tax credits	130,045	134,596
Within 0 to 5 years
Taxation
Losses for which a deferred tax asset is recognised	96	68
Losses for which no deferred tax is recognised	104	98
Total unused tax losses or tax credits	200	166
Beyond 6 years
Taxation
Losses for which no deferred tax is recognised	16,010	15,982
Total unused tax losses or tax credits	16,010	15,982
Unlimited
Taxation
Losses for which a deferred tax asset is recognised	75,950	78,045
Losses for which no deferred tax is recognised	37,885	40,403
Total unused tax losses or tax credits	€ 113,835	€ 118,448